Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis of Preparation [Abstract]
Basis of Preparation

Note 2 — Basis of Preparation

A.	Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board. These consolidated financial statements were authorized for issuance by the board of directors of the Company on April 2, 2024.

B.	Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following assets and liabilities: Financial instruments, derivatives and other assets and liabilities measured at fair value through profit or loss (see note 16).

For further information regarding the measurement of these assets and liabilities see Note 3 regarding material accounting policies.

C.	Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars ("$"), which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The U.S. dollar is the currency of the primary economic environment in which the Company operates and expects to operate in the foreseeable future.

Transactions in currencies other than the U.S. dollar are translated to the functional currency of the Company at exchange rates as of the date of each relevant transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest rates and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the relevant transaction.

Foreign currency differences arising on translation are recognized in the consolidated statement of income as financing expenses or income.

Below are details regarding the exchange rate of the New Israeli Shekel (“NIS”), the Euro and the GBP:

	Euro	GBP	NIS
December 31, 2023	1.10	1.27	0.27
December 31, 2022	1.07	1.20	0.28
December 31, 2021	1.13	1.35	0.32
Change in percentages:
Year ended December 31, 2023	2.5	5.8	(3.5)
Year ended December 31, 2022	(5.3)	(11.1)	(12.5)
Year ended December 31, 2021	(7.3)	(0.73)	3.2

D.	Operating Cycle

The Company’s operating cycle is one year.

E.	Use of estimates and judgment

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Company’s consolidated financial statements requires that management make assumptions regarding circumstances and events that involve considerable uncertainty. Company management prepares these estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Below is information about significant assumptions made by the Company’s management with respect to estimates and judgments:

Fair value measurement of financial instruments

The Company accounts for financial liabilities relating to warrants and related derivatives at fair value through profit or loss. The fair value of these instruments determined by using the Black-Scholes model and assumptions regarding unobservable inputs used in the valuation model, all of which can lead to profit or loss from a change in the fair value of these instruments.

For information on details regarding fair value measurement at Level 2 and sensitivity analysis see Note 16 regarding financial instruments.

F.	Initial application of new standards, amendments to standards and interpretations

Amendment to IAS 1, Presentation of Financial Statements: “Disclosure of Accounting Policies” (“the Amendment”)

According to the Amendment, companies must provide disclosure of their material accounting policies rather than their material accounting policies. Pursuant to the Amendment, accounting policy information is material if, when considered with other information disclosed in the financial statements, it can be reasonably be expected to influence decisions that the users of the financial statements make on the basis of those financial statements.

The Amendment also clarifies that accounting policy information is expected to be material if, without it, the users of the financial statements would be unable to understand other material information in the financial statements. The Amendment also clarifies that immaterial accounting policy information need not be disclosed.

As a result of applying the Amendment, the extent of the accounting policy disclosure provided in the financial statements for 2023 was reduced and adjusted according to the Company’s specific circumstances.